Income Tax expense - Current tax and Deferred tax (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Current tax:
Total current tax (expense)/credit	£ (483)	£ 58		£ (24,476)
Deferred tax:
Total deferred tax (expense)/credit	(8,112)	(63,520)		7,097
Total tax expense
Total tax expense	(8,595)	(63,462)	[1]	(17,379)	[1]
UK and US
Current tax:
Current tax on profit for the period	(498)	(1,809)		(19,722)
Adjustment in respect of previous years	229	2,590		(2,651)
US
Deferred tax:
Origination and reversal of temporary differences	(3,452)	(9,371)		(3,379)
Adjustment in respect of previous years	776	(1,787)		1,782
Impact of change in corporate tax rate		(48,954)
Total deferred tax (expense)/credit	(2,676)	(60,112)		(1,597)
UK
Deferred tax:
Origination and reversal of temporary differences	(5,515)	(3,650)		6,161
Adjustment in respect of previous years	79	242		938
Impact of change in corporate tax rate				1,595
Total deferred tax (expense)/credit	(5,436)	(3,408)		8,694
Other than UK and US
Current tax:
Current tax on profit for the period	£ (214)	£ (723)		£ (2,103)

[1]	Comparative amounts have been restated—see note 33 for further details.